Finance Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020		Jun. 30, 2019
Analysis of income and expense [abstract]
Interest income on bank deposits	£ 84	£ 497		£ 450
Other interest income	20	58		36
Income from sub-leasing right-of-use assets/Gain on sublease recognition	0	472		0
Fair value movement of financial assets	17	30		0
Foreign exchange gain	0	2,052		2,943
Total	£ 121	£ 3,109	[1]	£ 3,429	[1]

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C for details).